RELATED PARTY TRANSACTIONS - Amounts due from related parties - noncurrent (Details) - Fang - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Gross amount	¥ 536,556	¥ 547,069
Allowance for doubtful accounts	¥ (536,556)	¥ (547,069)